Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current liabilities [Abstract]
Non-refundable sales tax	$ 6,172	$ 2,469
CANADA [Member]
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services	0.00%